DISPOSITION	12 Months Ended
Dec. 31, 2015
DISPOSITION [Abstract]
DISPOSITION

3. DISPOSITION

In 2013, the Company disposed of two underperforming subsidiaries Ningde Hengyang and Zhejiang Ruiyi which were engaged primarily in the development and sale of solar energy related products and materials, none of which were considered a component of the Company. As such, all results of operations were included in operating activities for all periods presented. The disposal loss was not material.

In 2014, the Company disposed of Zhejiang Ruixu, together with its eight subsidiaries, and Jiashan Xinlian. Zhejiang Ruixu and Jiashan Xinlian that were primarily engaged in operation of domestic solar power projects. The disposal transactions do not represent a strategic shift that has or will have a major impact on the Company's operations or financial results, thus do not meet the discontinued-operations criteria. There was no retained interest or significant continuing involvement in the operations of the components after the disposal. All results of operations prior to disposal were included in operating activities for all periods presented. The Company recorded a gain on disposal of Zhejiang Ruixu of $3,358,127 and a gain on disposal of Jiashan Xinlian of $4,895,102 for the year ended December 31, 2014.

There was no disposal of subsidiaries during the year ended December 31, 2015.